Details of Significant Accounts - Revenue, schedule of revenue recognized that was included in contract liability balance at beginning of the period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Revenue recognized that was included in the contract liability balance at the beginning of the period	$ 12,738	$ 8,831	$ 4,782